Investment in Joint Ventures (Details 1) - Southland Holdings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Investment Income [Line Items]
Revenues	$ 1,161,431	$ 1,279,186	$ 1,057,936
American Bridge [Member]
Net Investment Income [Line Items]
Revenues	(4,592)	(392)	1,525
Income (loss)	(1,029)	1,473	(15)
Equity	106,285	101,871	96,373
Forth Crossing Bridge Constructors [Member]
Net Investment Income [Line Items]
Revenues	(1,555)	6,380
Income (loss)	(3,949)	6,019	1
Forth Crossing Bridge Constructors [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues	(435)	1,787
Income (loss)	(1,106)	1,686	1
Equity	(2,311)	(2,477)	(4,178)
Tappan Zee Constructors [Member]
Net Investment Income [Line Items]
Revenues	(17,816)	(9,337)	6,536
Income (loss)	337	(56)	(67)
Tappan Zee Constructors [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues	(4,157)	(2,179)	1,525
Income (loss)	79	(13)	(16)
Equity	108,509	104,259	100,263
E H W [Member]
Net Investment Income [Line Items]
Revenues	0
Income (loss)	(5)	(5,706)
E H W [Member] | American Bridge [Member]
Net Investment Income [Line Items]
Revenues
Income (loss)	(2)	(200)
Equity	$ 87	$ 89	$ 288